Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,540,743.87

Principal:
Principal Collections	$23,969,201.37
Prepayments in Full	$15,550,197.60
Liquidation Proceeds	$574,503.84
Recoveries	$3,467.27
Sub Total	$40,097,370.08
Collections	$43,638,113.95

Purchase Amounts:
Purchase Amounts Related to Principal	$260,596.42
Purchase Amounts Related to Interest	$1,224.34
Sub Total	$261,820.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,899,934.71

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$43,899,934.71
Servicing Fee	$839,844.94	$839,844.94	$0.00	$0.00	$43,060,089.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,060,089.77
Interest - Class A-2 Notes	$103,978.73	$103,978.73	$0.00	$0.00	$42,956,111.04
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$42,692,801.04
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$42,590,866.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,590,866.04
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$42,534,258.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,534,258.21
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$42,492,103.88
Third Priority Principal Payment	$2,117,487.28	$2,117,487.28	$0.00	$0.00	$40,374,616.60
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$40,317,757.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,317,757.27
Regular Principal Payment	$36,282,647.84	$36,282,647.84	$0.00	$0.00	$4,035,109.43
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,035,109.43
Residual Released to Depositor	$0.00	$4,035,109.43	$0.00	$0.00	$0.00
Total		$43,899,934.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,117,487.28
Regular Principal Payment					$36,282,647.84
Total					$38,400,135.12
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$38,400,135.12	$82.21	$103,978.73	$0.22	$38,504,113.85	$82.43
Class A-3 Notes	$0.00	$0.00	$263,310.00	$0.56	$263,310.00	$0.56
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$38,400,135.12	$25.60	$624,845.22	$0.42	$39,024,980.34	$26.02

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$277,276,621.57	0.5936130	$238,876,486.45	0.5114033
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$962,006,621.57	0.6414532	$923,606,486.45	0.6158485

Pool Information
Weighted Average APR	4.113%	4.100%
Weighted Average Remaining Term	46.69	45.85
Number of Receivables Outstanding	51,369	50,102
Pool Balance	$1,007,813,922.24	$967,176,232.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$969,488,834.75	$930,479,134.29
Pool Factor	0.6599964	0.6333836

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$14,507,643.49
Yield Supplement Overcollateralization Amount	$36,697,098.62
Targeted Overcollateralization Amount	$43,569,746.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,569,746.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	11

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		127	$283,190.10
(Recoveries)		28	$3,467.27
Net Losses for Current Collection Period			$279,722.83
Cumulative Net Losses Last Collection Period			$1,962,111.61
Cumulative Net Losses for all Collection Periods			$2,241,834.44

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.33%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.09%	486	$10,502,966.40
61-90 Days Delinquent	0.14%	53	$1,370,685.42
91-120 Days Delinquent	0.03%	11	$334,173.89
Over 120 Days Delinquent	0.03%	10	$327,009.25
Total Delinquent Receivables	1.30%	560	$12,534,834.96

Repossession Inventory:
Repossessed in the Current Collection Period		37	$810,081.71
Total Repossessed Inventory		45	$1,073,431.37

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2830%
Preceding Collection Period			0.4676%
Current Collection Period			0.3399%
Three Month Average			0.3635%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1162%
Preceding Collection Period			0.1207%
Current Collection Period			0.1477%
Three Month Average			0.1282%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer